SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Plant, Equipment And Mining Properties - Mexico	$ 43,812	$ 35,390
Plant, Equipment And Mining Properties - Canada	244	285
Total Plant, Equipment And Mining Properties	$ 44,056	$ 35,675